SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION
22.	SEGMENT INFORMATION

Segments are business units that offer different services and are reviewed separately by the chief operating decision maker (the “CODM”), or the decision-making group, in deciding how to allocate resources and in assessing performance. The CODM, who is responsible for allocating resources and assessing performance of the operating segment, has been identified as the Group’s Chief Executive Officer. The Group operates as a single operating segment. The single operating segment is reported in a manner consistent with the internal reporting provided to the CODM.